FINANCIAL RISK MANAGEMENT (Details) - Schedule of level of hedge	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Level Of Hedge Abstract
Percentage of coverage over the expected volume of consumption	5.00%	15.00%	24.00%	24.00%	14.00%	17.00%	30.00%	25.00%	17.00%	21.00%